EQUIPMENT LOANS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Less: Future interest charges	$ (1)	$ (12)
Present value of loan payments	72	289
Less: Current portion	(72)	(199)
Non-current portion	0	90
Not later than one year [member]
Statement [Line Items]
Contractual maturities	73	228
Later Than One Year And Not Later Than Five Years [Member]
Statement [Line Items]
Non-current portion	0
Contractual maturities	$ 0	$ 73